Federated Hermes Tax-Free Obligations Fund
A Portfolio of Federated Hemes Money Market Obligations Trust
WEALTH SHARES (TICKER TBIXX)
ADVISOR SHARES (TICKER TBVXX)
SERVICE SHARES (TICKER TBSXX)

SUPPLEMENT TO CURRENT PROSPECTUS
Effective October 1, 2025, please add the following section, immediately following the section entitled “Appendix A: Hypothetical Investment and Expense Information”:
“Appendix B: Important Information for Shareholders Purchasing Fund Shares Through Certain Financial Intermediaries
The term “fund family,” used herein, shall refer to the Federated Hermes mutual funds.
This Appendix applies to share classes offered by the Fund.
Edward D. Jones & Co., L.P. (EDWARD JONES)
Policies Regarding Transactions Through Edward Jones
Effective on or after October 1, 2025, the following information applies to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “the Fund’s shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are subject to the following purchase minimums listed below and as described elsewhere in this prospectus or the Fund’s statement of additional information or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of fund family, or other facts qualifying the purchaser. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for purchasing fund shares.
Minimum Purchase Amounts
Initial purchase minimum: $250
Subsequent purchase minimum: none”
September 23, 2025

Federated Hermes Tax-Free Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457084 (9/25)
© 2025 Federated Hermes, Inc.

Federated Hermes U.S. Treasury Cash Reserves
A Portfolio of Federated Hemes Money Market Obligations Trust
SELECT SHARES (TICKER UTEXX)
INSTITUTIONAL SHARES (TICKER UTIXX)
ADVISOR SHARES (TICKER UTVXX)
SERVICE SHARES (TICKER TISXX)
ADMINISTRATIVE SHARES (TICKER UTDXX)
PREMIER SHARES (TICKER UTPXX)

SUPPLEMENT TO CURRENT PROSPECTUS
Effective October 1, 2025, please add the following section, immediately following the section entitled “Appendix A: Hypothetical Investment and Expense Information”:
“Appendix B: Important Information for Shareholders Purchasing Fund Shares Through Certain Financial Intermediaries
The term “fund family,” used herein, shall refer to the Federated Hermes mutual funds.
This Appendix applies to share classes offered by the Fund.
Edward D. Jones & Co., L.P. (EDWARD JONES)
Policies Regarding Transactions Through Edward Jones
Effective on or after October 1, 2025, the following information applies to transactions and positions held in fund shares through an Edward Jones system. Clients of Edward Jones (also referred to as “the Fund’s shareholders”) purchasing fund shares on the Edward Jones commission and fee-based platforms are subject to the following purchase minimums listed below and as described elsewhere in this prospectus or the Fund’s statement of additional information or through another broker-dealer. In all instances, it is the shareholder’s responsibility to inform Edward Jones at the time of purchase of any relationship, holdings of fund family, or other facts qualifying the purchaser. Edward Jones can ask for documentation of such circumstance. Shareholders should contact Edward Jones if they have questions regarding their eligibility for purchasing fund shares.
Minimum Purchase Amounts
Initial purchase minimum: $250
Subsequent purchase minimum: none”
September 23, 2025

Federated Hermes U.S. Treasury Cash Reserves
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q457085 (9/25)
© 2025 Federated Hermes, Inc.